CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of profit or loss
Revenue	$ 6,084,142	$ 6,546,146	$ 6,011,819
Cost of sales	(4,546,861)	(4,634,149)	(4,744,095)
Gross profit (loss)	1,537,281	1,911,997	1,267,724
Other income	324,023	597,061	573,017
Distribution costs	(677,734)	(695,377)	(693,039)
Administrative expenses	(560,830)	(565,027)	(624,326)
Other expense by function	(130,280)	(212,213)	(480,336)
Profit (loss) from operating activities	492,460	1,036,441	43,040
Finance income	62,560	66,355	131,666
Finance costs	(409,724)	(397,923)	(373,496)
Share of profit (loss) of associates and joint ventures accounted for using equity method	(3,865)	(45,792)	7,709
Gains (losses) on exchange differences on translation	(60,748)	(12,400)	(194,739)
Profit (loss) before income tax	80,683	646,681	(385,820)
Income tax benefit (expense)	(39,804)	(170,400)	27,293
Net profit (loss)	40,879	476,281	(358,527)
Net profit (loss) attributable to
Net profit (loss) attributable to owners of parent company	41,300	476,470	(358,560)
Net profit (loss) attributable to non-controlling interests	(421)	(189)	33
Net profit (loss)	$ 40,879	$ 476,281	$ (358,527)
Basic earnings (loss) per share
Basic earnings (loss) per share from continuing operations	$ 0.3295	$ 3.9241	$ (2.9762)
Basic earnings (loss) per share	0.3295466	3.9240555	(2.9762352)
Diluted earnings (loss) per share
Diluted earnings (loss) per share from continuing operations	0.3295	3.9241	(2.9762)
Diluted earnings (loss) per share	$ 0.3295466	$ 3.9240555	$ (2.9762352)